Significant Accounting Policies (Policies)	12 Months Ended
May 31, 2019
Accounting Policies [Abstract]
Basis of presentation	Basis of presentation The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“US GAAP”).

Basis of consolidation
Basis of consolidation
The consolidated financial statements include the financial statements of the Company, its subsidiaries, its VIEs and the VIEs’ subsidiaries and schools. The Company and its WFOEs have entered into contractual arrangements with the VIEs and its shareholders, which enable the Company to (1) have power to direct activities that most significantly affect the economic performance of the VIEs, and (2) receive the economic benefits of the VIEs that could be significant to the VIEs. Accordingly, the Company is considered the primary beneficiary of the VIEs and has consolidated the VIEs’ financial results of operations, assets and liabilities in the Company’s consolidated financial statements. All inter-company transactions and balances have been eliminated upon consolidation.

Use of estimates
Use of estimates
The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent liabilities at the balance sheet date, and revenue and expenses in the consolidated financial statements and accompanying notes. Significant accounting estimates reflected in the Group’s consolidated financial statements include the purchase price allocation relating to business acquisitions, the valuation allowance for deferred tax assets, economic lives and impairment of property and equipment, impairment of goodwill, intangible assets, long-lived assets and long-term investments, fair value assessment of long-term investments, allowance for doubtable accounts, contingent consideration payable, refund liability, fair value of underlying ordinary shares of Koolearn Holding before its IPO and mezzanine equity. Actual results could differ from those estimates.

Business combinations
Business combinations
Business combinations are recorded using the acquisition method of accounting. The purchase price of the acquisition is allocated to the tangible assets, liabilities, identifiable intangible assets acquired and non-controlling interest, if any, based on their estimated fair values as of the acquisition date. The excess of the purchase price over those fair values is recorded as goodwill. Acquisition-related expenses and restructuring costs are expensed as incurred.
Consideration transferred in a business combinations is measured at the fair value as of the date of acquisition. Where the consideration in an acquisition includes contingent consideration, and the payment of which depends on the achievement of certain specified conditions post-acquisition, the contingent consideration is recognized and measured at its fair value at the acquisition date and is recorded as a liability. It is subsequently carried at fair value with changes in fair value reflected in earnings.
In a business combination achieved in stages, the Group remeasures the previously held equity interest in the acquiree immediately before obtaining control at its acquisition-date fair value and the remeasurement gain or loss, if any, is recognized in the consolidated statements of operations.

Cash and cash equivalents
Cash and cash equivalents
Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use, and which have original maturities of three months or less when purchased.

Restricted cash
Restricted cash
Restricted cash represents Renminbi (“RMB”) deposit in bank accounts as deposits for establishing new subsidiaries and schools. Restricted cash is classified as either current or non-current
based on when the funds will be released in accordance with the terms of the respective agreement.

Term deposits	Term deposits Term deposits consist of deposits placed with financial institutions with original maturities of greater than three months and less than one year.

Short-term investments
Short-term investments
The Group’s short-term
held-to-maturity
investments are classified as short-term investments on the consolidated balance sheets based on their contractual maturity dates which are less than one year and are stated at their amortized costs.
The Group reviews its
held-to-maturity
investments for other-than-temporary impairment (“OTTI”) based on the specific identification method. The Group considers available quantitative and qualitative evidence in evaluating the potential impairment of its short-term investments. If the cost of an investment exceeds the investment’s fair value, the Group considers, among other factors, general market conditions, expected future performance of the investees, the duration and the extent to which the fair value of the investment is less than the cost, and the Group’s intent and ability to hold the investments. OTTI is recognized as a loss in the consolidated statements of operations.

Allowance for doubtful accounts
Allowance for doubtful accounts
Accounts receivable represents amounts due from corporate customers of the Group’s various subsidiaries and schools. The Group provides allowance for doubtful accounts based on historical collection experience and a review of the current status of accounts receivable and other receivable. Accounts receivable and other receivable are presented net of allowance for doubtful accounts.
Changes in the allowance for doubtful accounts were as follows:

	As of May 31,
	2018	2019
	US$	US$
Beginning balance	1,180	1,399
Charge during the year	576	146
Written-off	(357)	(794)

Ending balance	1,399	751

Inventory, net	Inventory, net Inventory mainly consists of books. Inventory is stated at the lower of cost or net realizable value.

Property and equipment, net
Property and equipment, net
Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization are calculated on a straight line basis over the following estimated useful lives:

Buildings	20-50 years
Transportation equipment	10 years
Furniture and education equipment	5 years
Computer equipment and software	3 years
Leasehold improvements	Shorter of the lease term or estimated useful life

Construction in progress
Construction in progress
The Group constructs certain of its property and equipment. Construction in progress represents the costs incurred in connection with the construction of property and equipment. Costs classified as construction in progress include all costs of obtaining the asset and bringing it to the location and in the condition necessary for its intended use. Construction in progress is transferred to specific property and equipment and depreciation of these assets commences when the assets are ready for their intended use.

Land use rights, net
Land use rights, net
Land use rights are recorded at cost less accumulated amortization and amortized on a straight-line basis over the remaining term of the land certificate, from 38.5 years to 50 years.

Impairment of long-lived assets
Impairment of long-lived assets
The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the fair value of the assets. The Group did not record any impairment losses on long-lived assets during the years ended May 31, 2017, 2018 and 2019.

Goodwill, net
Goodwill, net
Goodwill represents the excess of the purchase price over the fair value of identifiable net assets acquired in business combinations. Goodwill is not amortized but is tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired.
Goodwill is tested for impairment at the reporting unit level on an annual basis (May 31 for the Group) and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value. These events or circumstances could include a significant change in the stock prices, business climate, legal factors, operating performance indicators, competition, or sale or disposition of a significant portion of a reporting unit.
Application of the goodwill impairment test requires judgment, including the identification of reporting units, assignment of assets and liabilities to reporting units, assignment of goodwill to reporting units, and determination of the fair value of each reporting unit. The estimation of fair value of each reporting unit using a discounted cash flow methodology also requires significant judgments, including estimation of future cash flows, which is dependent on internal forecasts, estimation of the long-term rate of growth for the Group’s business, estimation of the useful life over which cash flows will occur, and determination of the Group’s weighted average cost of capital. The estimates used to calculate the fair value of a reporting unit change from year to year based on operating results and market conditions. Changes in these estimates and assumptions could materially affect the determination of fair value and goodwill impairment for the reporting unit.
In order to test goodwill for impairment, the Group first assesses qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step
goodwill impairment test. If it is more likely than not that the fair value of a reporting unit is less than its carrying amount, goodwill is then tested following a two-step
process. The first step compares the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill.
The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill.
An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. The Group recorded US$1,682, nil and US$5,245 impairment losses during the years ended May 31, 2017, 2018 and 2019, respectively.

Equity securities
(a)	Equity securities
On June 1, 2018, the Group adopted ASU No. 2016-01 Financial Instruments-Overall: Recognition and Measurement of Financial Assets and Financial Liabilities and 2018-03 Technical Corrections and Improvements to Financial Instruments – Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities. The Group adopted this ASU using a modified retrospective method and reclassified unrealized losses of US$97,929, net of tax on investment securities which were previously accounted for as available-for-sales investments, from accumulated other comprehensive loss to the opening balance of retained earnings. The adjustment related to the fair value measurement of equity securities which were previously classified as available-for-sales investments.

Equity securities with readily determinable fair values
•	Equity securities with readily determinable fair values
Prior to the adoption of ASU 2016-01, equity securities that have readily determinable fair values and were not accounted for using the equity method or those that result in consolidation of the investee were classified as available-for-sale investments, and were carried at fair value with unrealized gains and losses recorded in accumulated other comprehensive income (loss) as a component of shareholders’ equity. Upon the adoption of ASU 2016-01, the Company carries these equity securities at fair value with realized gains and losses recorded in the consolidated statements of operations.

Equity securities without readily determinable fair values
•	Equity securities without readily determinable fair values
Starting on June 1, 2018, with the adoption of ASU 2016-01, the Group elected a practicability exception to fair value measurement for the equity securities without readily determinable fair values, under which these investments are measured at cost, less impairment, plus or minus observable price changes of an identical or similar investment of the same issuer with fair value change recorded in the consolidated statements of operations.
The Group reviews its equity securities without readily determinable fair value for impairment at each reporting period. If a qualitative assessment indicates that the investment is impaired, the Group estimates the investment’s fair value in accordance with the principles of ASU No. 2011-4: Fair Value Measurement (ASC 820). If the fair value is less than the investment’s carrying value, the Group recognizes an impairment loss equal to the difference between the carrying value and fair value in the consolidated statements of operations.

Equity Method Investments
(b)	Equity method investments
Investee companies over which the Group has the ability to exercise significant influence, but does not have a controlling interest through investment in common shares or in-substance common shares, are accounted for using the equity method. Significant influence is generally considered to exist when the Group has an ownership interest in the voting stock of the investee between 20% and 50%, and other factors, such as representation on the investee’s board of directors, voting rights and the impact of commercial arrangements, are also considered in determining whether the equity method of accounting is appropriate. For certain investments in limited partnerships, where the Group holds less than a 20% equity or voting interest, the Group may also have significant influence.
Under the equity method, the Group initially records its investment at cost and subsequently recognizes the Group’s proportionate share of each equity investee’s net income or loss after the date of investment into the consolidated statements of operations and accordingly adjusts the carrying amount of the investment.
The Group reviews its equity method investments for impairment whenever an event or circumstance indicates that an other-than-temporary impairment has occurred. The Group considers available quantitative and qualitative evidence in evaluating potential impairment of its equity method investments. An impairment charge is recorded when the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary.

Available-for-sale Investments
(c)	Available-for-sale investments
For investments in investees’ shares which are determined to be debt securities, the Group accounts for them as available-for-sale investments when they are not classified as either trading or held-to-maturity investments. Available-for-sale investments are reported at fair value, with unrealized gains and losses recorded in accumulated other comprehensive income (loss) as a component of shareholders’ equity.
Realized gains and losses and provision for decline in value determined to be other than temporary, if any, are recognized in the consolidated statements of operations.
The Group reviews its investments for OTTI based on the specific identification method. The Group considers available quantitative and qualitative evidence in evaluating potential impairment of its investments. If the cost of an investment exceeds the investment’s fair value, the Group considers, among other factors, general market conditions, government economic plans, the duration and the extent to which the fair value of the investment is less than the cost, the Group’s intent and ability to hold the investment, and the financial condition and near term prospects of the investees.

Non-controlling interests and redeemable non-controlling interests
Non-controlling interests and redeemable non-controlling interests
The Group’s consolidated financial statements include entities in which the Company has a controlling financial interest. Earnings or losses attributable to minority shareholders of the consolidated affiliated company are classified separately as “non-controlling interests” in the Company’s consolidated statements of operations.
Non-controlling interests in subsidiaries that are redeemable outside of the Company’s control for cash or other assets are classified outside of permanent equity at the redemption value. If the redemption event is probable to occur, the Company adjusts the redeemable non-controlling interests to the redemption value on each balance sheet date with the changes recognized as an adjustment to retained earnings, or in the absence of retained earnings, as an adjustment to additional paid-in capital.

Value added tax ("VAT")
Value added tax (“VAT”)
Pursuant to the PRC tax laws, in case of any product sales, generally the VAT rate is 3% of the gross sales for small scale VAT payer and 16% (or 13% starting April 1, 2019) of the gross sales for general VAT payer. Most of the subsidiaries of the Company are considered as general VAT payers for the sales of guidance materials and the intercompany sales of self-developed software. For general VAT payer, VAT on sales is calculated at 16% (or 13% starting April 1, 2019) on revenue from product sales and paid after deducting input VAT on purchases. The net VAT balance between input VAT and output VAT is recorded as accrued expenses in the Group’s consolidated financial statements.
The new enrollment system development services and other operating services, which were previously subject to business taxes, are now subject to VAT at the rate of 6% of revenue. The non-academic educational programs and services in short-term training schools may choose the applicable simple VAT collection method and apply for a 3% VAT rate. The intercompany sales of self-developed software are subject to VAT at the rate of 13% and the part in excess of 3% applied refund upon collection. The intercompany services related to self-developed software are subject to VAT at the rate of 6%. The sales of books are subject to VAT at the rate of 11% since July 1, 2017, decreased to 10% since May 1, 2018 and further decreased to 9% since April 1, 2019.

Revenue recognition
Revenue recognition
On June 1, 2018, the Group adopted ASC Topic 606 Revenue from Contracts with Customers (“Topic 606”), applying the modified retrospective method to all contracts that were not completed as of June 1, 2018. Results for the year ended May 31, 2019 are presented under Topic 606, while revenues for the years ended May 31, 2017 and 2018 are not adjusted and continue to be reported under ASC Topic 605, Revenue Recognition (“Topic 605”).
Revenue is recognized when control of promised goods or services is transferred to the Group’s customers in an amount of consideration to which the Group expects to be entitled to in exchange for those goods or services. The Group follows the five steps approach for revenue recognition under Topic 606: (i) identify the contract(s) with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue when (or as) the Group satisfies a performance obligation.
The Group generates substantially all of its revenues through educational programs and services with individual students in the PRC. In addition, the Group generates revenues from other services and the sales of books, which were insignificant for the year ended May 31, 2019. The following table presents the Group’s revenues disaggregated by revenue sources. The Group’s revenue is reported net of VAT and surcharges.

Disaggregation of net revenues	Language training and test preparation courses	Others	Total
Educational programs and services	2,605,829	179,425	2,785,254
Books and other services	—	311,237	311,237

	2,605,829	490,662	3,096,491

Primary sources of the Group’s revenues are as follows:

(a)	Educational programs and services
The educational programs and services consist of language training and test preparation courses, pre-school education, primary and secondary school education and online education. Each contract of educational programs and services is accounted for as a single performance obligation which is satisfied proportionately over the service period. Tuition fee is generally collected in advance and is initially recorded as deferred revenue. Refunds are provided to students if they decide within the trial period that they no longer want to take the course. After the trial period, if a student withdraws from a class, usually only those unearned portion of the fee is available to be returned. Historically, the Group has not had material refunds.

The Group recognizes the revenue from the educational programs and services proportionately when the services are delivered.

(b)	Books and other services
Other service revenues are primarily derived from consulting services to students regarding overseas studies and study tours. Revenue is recognized when promised services are delivered to the Group’s customers in an amount of consideration to which the Group expects to be entitled to in exchange for those services. Each contract includes certain milestones and each of the milestones is considered a single performance obligation which is satisfied at the point of time when each of the milestone is reached. Upon the adoption of Topic 606, the Group estimates the variable consideration to be earned and recognizes revenue related to each milestone when the related milestone is achieved. Under the prior revenue recognition standard, such revenue was deferred and recognized when student admission was reasonably assured.
 The Group sells books or other educational materials developed or licensed by the Group either through its own distribution channels or through third party distributors. Revenue is recognized when control of the promised goods is transferred to the customer, in an amount that reflects the consideration the Group expects to be entitled to in exchange for the goods.
The Group’s contract assets consists of accounts receivable. The balance of contract assets amounted to US$3,137 and US$3,300 as of June 1, 2018 and May 31, 2019, respectively. The Group’s contract liabilities mainly consist of prepayments from customers (deferred revenue), with a balance of US$1,202,010 and US$1,301,103 as of June 1, 2018 and May 31, 2019, respectively. All contract liabilities at the beginning of the year ended May 31, 2019 were recognized as revenue during the year ended May 31, 2019 and the all contract liabilities as of May 31, 2019 are expected to be realized in the following year.
Refund liability mainly related to the estimated refunds that are expected to be provided to students if they decide they no longer want to take the course. Refund liability estimates are based on historical refund ratio on a portfolio basis using the expected value method. As of June 1, 2018 and May 31, 2019, refund liability amounted to US$68,185 and US$76,221, respectively, and are included in accrued expenses and other current liabilities.
The following table presents the impact of the adoption of Topic 606 on the consolidated balance sheet and statement of operations as of and for the year ended May 31, 2019:

	As of and for the year ended May 31, 2019
	As reported	Balances without adoption of Topic 606	Effect change higher/(lower)
Net revenues	3,096,491	3,097,061	(570)
Accrued expenses and other current liabilities	576,521	500,300	76,221
Deferred revenue	1,301,103	1,376,754	(75,651)
Retained earnings at beginning	1,353,644	1,352,543	1,101

Operating leases
Operating leases
Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the shorter of the lease term or estimated economic life.

Advertising costs
Advertising costs
The Group expenses advertising costs as they incurred. Total advertising expenses were US$41,498, US$55,936 and US$72,386, for the years ended May 31, 2017, 2018 and 2019, respectively, and have been included as part of selling and marketing expenses.

Government subsidies
Government subsidies
The Group recognizes government subsidies as miscellaneous income when they are received because they are not subject to any past or future conditions, there are no performance conditions or conditions of use, and they are not subject to future return. Government subsidies received and recognized as miscellaneous income totaled US$1,325, US$2,945 and US$3,684, for the years ended May 31, 2017, 2018 and 2019, respectively.

Foreign currency translation
Foreign currency translation
The Company’s functional and reporting currency is the United States dollars (“U.S. dollars”). The financial records of the Company’s subsidiaries, the VIEs, the VIEs’ subsidiaries and schools located in the PRC are maintained in Renminbi (“RMB”), which is the functional currency of these entities. The financial records of the Company’s subsidiaries located in Hong Kong are maintained in U.S. dollars, which is the functional currency of these entities. The financial records of the Company’s subsidiaries located in United Kingdom are maintained in their local currency, the Great Britain Pound (“GBP”), which is the functional currency of these entities. The financial records of the Company’s subsidiary located in Australia are maintained in its local currency, the Australian Dollar (“AUD”), which is the functional currency of the entity. All financial records of the other entities are maintained in U.S. dollars, which is the functional currency of those entities.
Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are translated into the functional currencies at the prevailing rates of exchange at the balance sheet date. Nonmonetary assets and liabilities are remeasured into the applicable functional currencies at historical exchange rates. Transactions in currencies other than the applicable functional currencies during the year are converted into the functional currencies at the applicable rates of exchange prevailing at the transaction dates. Transaction gains and losses are recognized in the consolidated statements of operations.
For translating to the functional currency of the Company, assets and liabilities are translated into the reporting currency at the rates of exchange ruling at the balance sheet date. Equity accounts are translated at historical exchange rates. Revenues, expenses, gain and loss are translated using the average rate of exchange in effect during the reporting period. Translation adjustments are reported and shown as a separate component of other comprehensive income in the consolidated statements of changes in equity and the consolidated statements of comprehensive income.
Transactions in currencies other than the functional currencies during the year are converted into the applicable functional currencies at the applicable rates of exchange prevailing at the dates of the transactions.

Foreign currency risk
Foreign currency risk
RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into other currencies. The value of RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The Group’s cash and cash equivalents, restricted cash, and term deposits denominated in RMB amounted to US$989,070 and US$ 1,105,190 as of May 31, 2018 and 2019, respectively.

Fair value
Fair value
Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when valuing the asset or liability. Authoritative literature provides a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:
Level 1
Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.
Level 2
Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.
Level 3
Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Fair value of financial instruments
Fair value of financial instruments
The Group’s financial instruments consist primarily of cash and cash equivalents, restricted cash, term deposit, short-term investments, accounts receivable, short-term amounts due from/to related parties, available-for-sale investments, equity security with/without readily determinable fair values, accounts payable, contingent consideration in acquisitions, income tax payable and long-term loan. The Group carries its available-for-sale investments and equity securities with readily determinable fair values at fair value and carries equity securities without readily determinable fair values at cost, less impairment, plus or minus observable price changes in a similar transaction. The Group carries its contingent consideration in acquisitions at fair value which is determined based on the best estimation from the managements. The carrying amounts of the long-term loan approximate fair value as its interest rates are at the same level of current market yield for comparable debts. The carrying amounts of other financial instruments approximate their fair values due to the short-term maturities of these instruments.

Net income per share
Net income per share
Basic net income per share is computed by dividing net income attributable to the holders of common shareholders by the weighted average number of common shares outstanding during the year. Diluted net income per share reflects the potential dilution that could occur if securities or other contracts to issue common shares were exercised into common shares. Common share equivalents are excluded from the computation of the diluted net income per share in years when their effect would be anti-dilutive. The Group has share options and NES which could potentially dilute basic earnings per share in the future. To calculate the number of shares for diluted net income per share, the effect of the share options and NES is computed using the treasury stock method. The effect of mezzanine equity is computed using the if-converted method.

Income taxes
Income taxes
The Group accounts for income taxes using the asset and liability approach. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax basis of assets and liabilities, net of operating loss carry forwards and credits, by applying enacted tax rates that will be in effect for the period in which the differences are expected to reverse. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statements of operations in the period of change. Deferred tax assets are reduced by a valuation allowance when it is considered more likely than not that some portion or all of the deferred tax assets will not be realized.
The Group accounts for uncertain tax positions by reporting a liability for unrecognized tax benefits resulting from uncertain tax positions taken or expected to be taken in a tax return. Tax benefits are recognized from uncertain tax positions when the Group believes that it is more likely than not that the tax position will be sustained on examination by the tax authorities based on the technical merits of the position. The Group recognizes interest and penalties, if any, related to unrecognized tax benefits in income tax expenses.

Comprehensive income
Comprehensive income
Comprehensive income includes net income, unrealized gain or loss on available-for-sale
securities and foreign currency translation adjustments. Comprehensive income is reported in the consolidated statements of comprehensive income.

Share-based compensation
Share-based compensation
Share-based payments to employees and directors are measured based on the grant-date fair value of the equity instrument issued and recognized as compensation expenses net of forfeitures on a straight-line basis over the requisite service period, with a corresponding addition to the additional paid-in capital. The Group uses the binomial option pricing model to measure the fair value of options granted, and the quoted market price of the common shares or the fair value of underlying ordinary shares of Koolearn Holding before its IPO by using the discounted cash flow method, to measure the fair value of options and NES granted to employees at each measurement date. The binomial option pricing model is adopted because the Group believes that considering the possibility of exercise an option over the life of the option, as affected by the reality of changing stock prices and non-constant risk free rates, would better reflect the measurement objective of relevant accounting literature.
The amount of compensation expenses recognized at any date is at least equal to the portion of the fair value of the awards that are vested as of that date. Forfeitures are recognized as they occur.

Concentration of credit risk
Concentration of credit risk
Financial instruments that potentially expose the Group to significant concentration of credit risk consist primarily of cash and cash equivalents, term deposits, restricted cash, short-term investments and accounts receivable. As of May 31, 2019, substantially all of the Group’s cash and cash equivalents, term deposits, restricted cash and short-term investments were deposited with financial institutions with high-credit ratings and quality. Accounts receivable are typically unsecured and are derived from revenues earned from customers in the PRC. The Group performs periodic credit evaluations and provides an allowance for doubtful accounts to reduce the accounts receivable balance to its net realizable value. The Group did not have any customers constituting 10% or more of the consolidated net revenues and accounts receivable in the fiscal years 2017, 2018 and 2019, respectively.

Recently issued accounting pronouncements not yet adopted
Recently issued accounting pronouncements not yet adopted
In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). The guidance supersedes existing guidance on accounting for leases with the main difference being that operating leases are to be recorded in the statement of financial position as right-of-use assets and lease liabilities, initially measured at the present value of the lease payments. For operating leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election not to recognize lease assets and liabilities. For public business entities, the guidance is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early application of the guidance is permitted. In July 2018, ASU 2016-02 was updated with ASU 2018-11, Targeted Improvements to ASC 842, which provides entities with relief from the costs of implementing certain aspects of the new leasing standard. Specifically, under the amendments in ASU 2018-11, (1) entities may elect not to recast the comparative periods presented when transitioning to ASC 842 and (2) lessors may elect not to separate lease and nonlease components when certain conditions are met. Before ASU 2018-11 was issued, transition to the new lease standard required application of the new guidance at the beginning of the earliest comparative period presented in the financial statements. The Group has assessed all potential impacts of the new guidance and has determined that this guidance will have an impact on the consolidated financial statements, including significant new disclosures about leasing activities. The most significant impact relates to the Group’s operating leases and the related recognition of right-of-use assets and lease liabilities on the consolidated balance sheets. The adoption of this new guidance will not have a material impact on the Group’s consolidated statements of operations, cash flows or changes in equity. The Group will adopt this new guidance on June 1, 2019 using the transition method provided by ASU 2018-11. On adoption, the Group will elect the package of practical expedients.
In June 2016, the FASB issued ASU 2016-13, Financial Instruments — Credit Losses (Topic 326), Measurement of Credit Losses on Financial Statements. This ASU requires a financial asset (or group of financial assets) measured at amortized cost basis to be presented at the net amount expected to be collected. The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the financial asset(s) to present the net carrying value at the amount expected to be collected on the financial asset. This ASU affects entities holding financial assets and net investment in leases that are not accounted for at fair value through net income. The amendments affect loans, debt securities, trade receivables, net investments in leases, off balance sheet credit exposures, reinsurance receivables, and any other financial assets not excluded from the scope that have the contractual rights to receive cash. For public business entities, the amendments in this Update are effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. All entities may adopt the amendments in this Update through a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective (that is, a modified-retrospective approach). In April 25, 2019, ASU 2016-13 was updated with ASU 2019-04, which clarifies certain aspects of accounting for credit losses, hedging activities, and financial instruments. ASU 2019-04 provides certain alternatives for the measurement of the allowance for credit losses (ACL) on accrued interest receivable (AIR). These measurement alternatives include (1) measuring an ACL on AIR separately, (2) electing to provide separate disclosure of the AIR component of amortized cost as a practical expedient, and (3) making accounting policy elections to simplify certain aspects of the presentation and measurement of such AIR. For entities that have adopted ASU 2016-13, the amendments in ASU 2019-04 related to ASU 2016-13 are effective for fiscal years beginning after December 15, 2019, and interim periods therein. An entity may early adopt ASU 2019-04 in any interim period after its issuance if the entity has adopted ASU 2016-13. The Group is in the process of evaluating the impact of the adoption of this pronouncement on its consolidated financial statements.
In January 2017, the FASB issued ASU 2017-04: Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. To simplify the subsequent measurement of goodwill, the FASB eliminated Step 2 from the goodwill impairment test. Under the amendments in this update, an entity should perform its annual, or interim, goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount. An entity should recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit. An entity should apply the amendments in this ASU on update on a prospective basis. An entity is required to disclose the nature of and reason for the change in accounting principle upon transition. A public business entity that is a SEC filer should adopt the amendments in this update for its annual or any interim goodwill impairment tests in fiscal years beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Group is in the process of evaluating the impact of the adoption of this pronouncement on its consolidated financial statements.
In August 2018, the FASB issued ASU 2018-13, “Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value”. ASU 2018-13 removes and modifies existing disclosure requirements on fair value measurement, namely regarding transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. Additionally, ASU 2018-13 adds further disclosure requirements for Level 3 fair value measurements, specifically changes in unrealized gains and losses and other quantitative information. ASU 2018-13 is effective for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019, with early adoption permitted. The Group is in the process of evaluating the impact of the adoption of this pronouncement on its consolidated financial statements.
In October 2018, the FASB issued ASU 2018-17, Consolidation (Topic 810): Targeted Improvements to the Related Party Guidance for Variable Interest Entities. ASU 2018-17 changes how entities evaluate decision-making fees under the variable interest entity guidance. To determine whether decision-making fees represent a variable interest, an entity considers indirect interests held through related parties under common control on a proportional basis, rather than in their entirety. This guidance will be adopted using a retrospective approach and is effective for the Company on January 1, 2020. The Group is in the process of evaluating the impact of the adoption of this pronouncement on its consolidated financial statements.

Recent accounting pronouncements adopted
Recent accounting pronouncements adopted
In May 2014, the FASB issued ASU 2014-09, “Revenue from Contracts with Customers (Topic 606).” (“Topic 606” or “ASU 2014-09”) ASU 2014-09 requires revenue recognition to depict the transfer of goods or services to customers in an amount that reflects the consideration that a company expects to be entitled to in exchange for the goods or services. To achieve this principle, a company must apply five steps including identifying the contract with a customer, identifying the performance obligations in the contract, determining the transaction price, allocating the transaction price to the performance obligations, and recognizing revenue when (or as) the company satisfies the performance obligations. Additional quantitative and qualitative disclosure to enhance the understanding about the nature, amount, timing, and uncertainty of revenue and cash flows is also required. ASU 2014-09 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2017. In April 2016, the FASB issued ASU 2016-10, “Identifying Performance Obligations and Licensing.” ASU 2016-10 clarifies the following two aspects of ASU 2014-09: identifying performance obligations and licensing implementation guidance. The effective date of ASU 2016-10 is the same as the effective date of ASU 2014-09.
The Group adopted this ASU on June 1, 2018 and utilized the modified retrospective method. The adoption did not have a material impact on the Group’s financial position or results of operations for all revenue streams except for the consulting services which include variable consideration. The Group assessed the variable consideration included in its consulting services and recognizes it over the respective milestone once achieved. The cumulative effect of initially applying the new standard amounted to US$1,101, which was recorded as an adjustment to the opening balance of retained earnings upon adoption. In addition, reclassification was made from deferred revenue to refund liability recorded as accrued expenses and other current liabilities for tuition collected that is expected to be refunded to the customers in the future if students withdraw from a course for any remaining classes.
In January 2016, the FASB issued a new pronouncement ASU 2016-01. The ASU requires equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income. The ASU also requires an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments.
ASU 2016-01 was further amended in February 2018 by ASU 2018-03, “Technical Corrections and Improvements to Financial Instruments—Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities”. This update was issued to clarify certain narrow aspects of guidance concerning the recognition of financial assets and liabilities established in ASU 2016-01. This includes an amendment to clarify that an entity measuring an equity security using the measurement alternative may change its measurement approach to a fair valuation method in accordance with Topic 820, Fair Value Measurement, through an irrevocable election that would apply to that security and all identical or similar investments of the same issued.
ASU 2016-01 and ASU 2018-03 are effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Adoption of the amendment must be applied by means of a cumulative-effect adjustment to the balance sheet as of the beginning of the fiscal year of adoption, except for amendments related to equity instruments that do not have readily determinable fair values which should be applied prospectively. The Group applied the new standard on June 1, 2018. For investments in equity securities without readily determinable fair values, the Group elected to use the measurement alternative defined at cost, minus impairment, if any, plus or minus changes resulting from observable price changes. For investments in equity securities with readily determinable fair values, the Group accounts them at fair value change through earnings. The Group recorded a cumulative effect of adjustment amounting to US$97,929 to the opening balance of retained earnings upon adoption.
In November 2016, the FASB issued ASU 2016-18: Statement of Cash Flows (Topic 230): Restricted Cash. The amendments in this update require that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments in this update do not provide a definition of restricted cash or restricted cash equivalents. The amendments in this update are effective for public business entities for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted, including adoption in an interim period. The amendments in this update should be applied using a retrospective transition method to each period presented. The Group adopted this standard on June 1, 2018 and applied a retrospective transition method on its consolidated statements of cash flows for the years ended May 31, 2017 and 2018, respectively, and included restricted cash as part of cash and cash equivalent in its consolidated statements of cash flows for all the periods presented. As of May 31, 2017 and 2018, restricted cash of approximately US$3,652 and US$3,446, respectively, were included in cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the consolidated statement of cash flows.
In January 2017, the FASB issued ASU 2017-01: Business Combinations (Topic 805): Clarifying the Determination of Business. The update requires that when substantially all of the fair value of the gross assets acquired (or dispose of) is concentrated in a single identifiable asset or a group of similar identifiable assets, the set is not a business. The screen mentioned in ASU 2017-01 reduces the number of transactions that need to be further evaluated. If the screen is not met, the amendments in this ASU (1) require that to be considered a business, a set must include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create output and (2) remove the evaluation of whether a market participant could replace missing elements. Public business entities should apply the amendments in this update to annual periods beginning after December 15, 2017, including interim period within those periods. Early adoption of the amendments in this update is allowed. The amendments in this update should be applied prospectively on or after the effective date. No disclosure are required at transition. The Group adopted this standard on June 1, 2018 and the adoption did not have a material impact on the Group’s financial position or results of operations.